Shareholder Report, Holdings (Details) - Wanger Advisors Trust [Member]	Dec. 31, 2024
Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Blue Owl Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Money Market Funds[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Exchange-Traded Equity Funds[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%